3. Joint Venture: Schedule of Investment in Joint Venture, Stock Options and Cash Paid (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Investment in Joint Venture, Stock Options and Cash Paid
04/01/2012 to 06/30/2012
Investment in Joint Venture:
Stock options, fair value	54,300
Cash paid	1,000
Total investment in joint venture	55,300